Registration Nos. 33-43390
                                                                      811-2441

                 As filed with the Commission on May 27, 1997
                 --------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.   ___         ___
         Post-Effective Amendment No.  14           X


                                    and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.   62             X

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D

                          (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                              (Name of Depositor)

                             2727-A Allen Parkway
                           Houston, Texas 77019-2191

       (Address of Depositor's Principal Executive Officers) (Zip Code)
                                (713) 831-3632

              (Depositor's Telephone Number, including Area Code)

                            Steven A. Glover, Esq.
               Associate General Counsel and Assistant Secretary

                    American General Life Insurance Company
                  2727-A Allen Parkway, Houston, Texas 77019

                    (Name and Address of Agent for Service)

                Copies of all communications to
                        Freedman, Levy, Kroll & Simonds
                   1050 Connecticut Avenue, N.W., Suite 825
                            Washington, D.C. 20036
                        Attention: Gary O. Cohen, Esq.

           Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

 |X|     Immediately upon filing pursuant to paragraph (b) of Rule 485
 |_|     On __________________ pursuant to paragraph (b) of Rule 485
 |_|     60 days after filing pursuant to paragraph (a)(1) of Rule 485
 |_|     On __________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

 |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number or amount of its securities under the Securities Act of 1933. That election was previously filed in Registrant's Form N-4 registration statement (File No. 2-49805 and File No. 811-2441). Registrant filed a Rule 24f-2 Notice on February 24, 1997, for its most recent fiscal year ended December 31, 1996.

     Registrant is filing this Post-Effective Amendment No. 14 for the sole purpose of including in the Registration Statement pages C-9 through C-17 of Part C, which were inadvertently omitted from Post-Effective Amendment No. 13 to the Registration Statement, filed on May 21, 1997.

     Registrant does not intend for this Post-Effective Amendment No. 14 to delete, from the Registration Statement, any document included in the Registration Statement.

 Peter V. Tuters                                     Director, Vice President & Chief
 2929 Allen Parkway                                  Investment Officer
 Houston, TX  77019

 Philip K. Polkinghorn                               Senior Vice President & Chief
 2727-A Allen Parkway                                Marketing Officer
 Houston, TX 77019

 Wayne A. Barnard                                    Vice President & Chief Actuary
 2727-A Allen Parkway
 Houston, TX  77019

 Thomas B. Phillips                                  Vice President, General Counsel
 2727-A Allen Parkway                                & Secretary
 Houston, TX 77019

 Dennis H. Roberts                                   Vice President
 2727-A Allen Parkway
 Houston, TX  77019

 Timothy W. Still                                    Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Steven A. Glover                                    Associate General Counsel &
 2727-A Allen Parkway                                Assistant Secretary
 Houston, TX 77019

 Joyce R. Bilski                                     Administrative Officer
 2727-A Allen Parkway
 Houston, TX 77019

 Farideh Farrokhi                                    Assistant Controller
 2727-A Allen Parkway
 Houston, TX  77019

 Kenneth D. Nunley                                   Associate Tax Officer
 2727-A Allen Parkway
 Houston, TX 77019

ITEM 26.       PERSONS   CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  THE
               DEPOSITOR  OR  REGISTRANT   SUBSIDIARIES  OF  AMERICAN  GENERAL
               CORPORATION1,2

The following is a list of American General Corporation's subsidiaries as of March 31, 1997. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).


                                                                                   Jurisdiction of
                            Name                                                   Incorporatiion
 -----------------------------------------------------------------------------    -----------------
AGC Life Insurance Company (3)..................................................     Missouri
   American General Life and Accident Insurance Company (4).....................     Tennessee
      American General Exchange, Inc. ..........................................     Tennessee
      Southern Educators Life Insurance Company.................................     Georgia
   American General Life Insurance Company (5)..................................     Texas
      (Registrant is a Separate Account of American General Life Insurance
       Company, Depositor)
      American General Annuity Service Corporation .............................     Texas
       American General Life Insurance Company of New York......................     New York
          The Winchester Agency Ltd. ...........................................     New York
      The Variable Annuity Life Insurance Company ..............................     Texas
          The Variable Annuity Marketing Company ...............................     Texas
          VALIC Investment Services Company ....................................     Texas
          VALIC Retirement Services Company ....................................     Texas
   The Franklin Life Insurance Company .........................................     Illinois
      The American Franklin Life Insurance Company .............................     Illinois
      Franklin Financial Services Corporation ..................................     Delaware
   The Independent Life and Accident Insurance Company .........................     Florida
      Independent Fire Insurance Company........................................     Florida
         Independent Fire Insurance Company of Florida..........................     Florida
         Old Faithful General Agency, Inc.......................................     Texas
         Thomas Jefferson Insurance Company.....................................     Florida
Allen Property Company .........................................................     Delaware
   Florida Westchase Corporation................................................     Delaware
   Greatwood Development, Inc...................................................     Delaware
   Greatwood Golf Club, Inc. ...................................................     Delaware
   Highland Creek Golf Club, Inc. ..............................................     No. Carolina
   Hunter's Creek Communications Corporation ...................................     Florida
   Pebble Creek Corporation ....................................................     Delaware
   Pebble Creek Development Corporation ........................................     Florida
   Westchase Development Corporation............................................     Delaware
   Westchase Golf Corporation ..................................................     Florida
American General Capital Services, Inc. ........................................     Delaware
American General Corporation (*)................................................     Delaware
American General Delaware Management Corporation (1)............................     Delaware
American General Finance, Inc. .................................................     Indiana
   AGF Investment Corp. ........................................................     Indiana
   American General Auto Finance, Inc. . .......................................     Delaware
   American General Finance Corporation (6).....................................     Indiana
      American General Finance Group, Inc. .....................................     Delaware
         American General Financial Services, Inc. (7)..........................     Delaware
             The National Life and Accident Insurance Company ..................     Texas


                                     C-10


      Merit Life Insurance Co. .................................................     Indiana
      Yosemite Insurance Company ...............................................     California
   American General Finance, Inc................................................     Alabama
   American General Financial Center ...........................................     Utah
   American General Financial Center, Inc. (*)..................................     Indiana
   American General Financial Center, Incorporated (*)..........................     Indiana
   American General Financial Center Thrift Company(*)..........................     California
   Thrift, Incorporated (*).....................................................     Indiana
American General Investment Advisory Services, Inc.(*)..........................     Texas
American General Mortgage and Land Development, Inc. ...........................     Delaware
   American General Land Development, Inc. .....................................     Delaware
   American General Realty Advisors, Inc. ......................................     Delaware
American General Realty Investment Corporation .................................     Texas
   American General Mortgage Company............................................     Delaware
   GDI Holding, Inc. (*8).......................................................     California
   Ontario Vineyard Corporation ................................................     Delaware
   Pebble Creek Country Club Corporation .......................................     Florida
   Pebble Creek Service Corporation ............................................     Florida
   SR/HP/CM Corporation ........................................................     Texas
American General Property Insurance Company ....................................     Tennessee
Bayou Property Company..........................................................     Delaware
   AGLL Corporation (9).........................................................     Delaware
   American General Land Holding Company .......................................     Delaware
      AG Land Associates, LLC (9)...............................................     California
      Hunter's Creek Realty, Inc. (*)...........................................     Florida
      Summit Realty Company, Inc. ..............................................     So. Carolina
   Lincoln American Corporation.................................................     Delaware
Financial Life Assurance Company of Canada .....................................     Canada
Florida GL Corporation .........................................................     Delaware
GPC Property Company ...........................................................     Delaware
   Cinco Ranch Development Corporation .........................................     Delaware
   Cinco Ranch East Development, Inc. ..........................................     Delaware
   Cinco Ranch West Development, Inc. ..........................................     Delaware
   The Colonies Development, Inc. ..............................................     Delaware
   Fieldstone Farms Development, Inc. ..........................................     Delaware
   Hickory Downs Development, Inc. .............................................     Delaware
   Lake Houston Development, Inc. ..............................................     Delaware
   South Padre Development, Inc. ...............................................     Delaware
Green Hills Corporation ........................................................     Delaware
INFL Corporation ...............................................................     Delaware
Knickerbocker Corporation ......................................................     Texas
   American Athletic Club, Inc. ................................................     Texas
Pavilions Corporation...........................................................     Delaware
Texas Stars Corporation.........................................................     New York

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.


                                     C-11


                                     NOTES

(1) The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

     American General Capital, L.L.C.
     American General Delaware, L.L.C.

(2) On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
     Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

(3) On December 23, 1994, AGCL became the owner of approximately 40% of the shares of common stock of Western National Corporation ("WNC") (the percentage of ownership by the American General insurance holding company system will increase to approximately 46% upon conversion of WNC's Series A Convertible Preferred Stock which AGCL also owns). WNC, a Delaware corporation, owns the following cmpanies:

         WNL Holding Corporation
            Western National Life Insurance Company (TX)
               WesternSave (401K Plan)
            Independent Advantage Financial & Insurance Services, Inc. WNL Investment Advisory Services, Inc.
            Conseco Annuity Guarantee Corp.
            WNL Brokerage Services, Inc.
            WNL Insurance Services, Inc.

     However, AGCL (1) holds the direct interest in WNC and the indirect interests in WNC's subsidiaries for investment purposes; (2) does not direct the operations of WNC or WNL; (3) has no representatives on the Board of Directors of WNC; and (4) is restricted, pursuant to a Shareholder's Agreement between WNC and AGCL, in its right to vote its shares against the slate of directors proposed by WNC's Board of Directors. Accordingly, although WNC and its subsidiaries technically are members of the American General insurance holding company system under insurance holding company laws, AGCL does not direct and control WNC or its subsidiaries.

(4) AGLA owns approximately 20% of Mosher, Inc. ("Mosher") on a fully diluted basis. AGLA owns approximately 11% f Whirlpool Financial Corp. ("Whirlpool") on a fully diluted basis. The total investment of AGLA in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool, but approximately 11% of the Whirlpool stock which has voting rights. The interests in Mosher and Whirlpool (each of which are corporations that are not associated with AGC) are held for investment purposes only.

(5) AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:


                                     C-12


     American General Insurance Agency, Inc. (Missouri)
     American General Insurance Agency of Hawaii, Inc. (Hawaii)
     American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:

     American General Insurance Agency of Ohio, Inc. (Ohio)
     American General Insurance Agency of Texas, Inc. (Texas)
     American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

     AGSI and the foregoing agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

(6) American General Finance Corporation is the parent of an additional 48 wholly owned subsidiaries incorporated in 30 states and Puerto Rico for the purpse of conducting its consumer finance operations, INCLUDING those noted in footnote 7 below.

(7) American General Financial Services, Inc. is the parent of an additional 7 wholly owned subsidiaries incorporated in 4 states and Puerto Rico for the purpose of conducting its consumer finance operations.

(8)  AGRI owns only a 75% interest in GDI Holding, Inc.

(9) AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a 98.75% managing interest and AGLL owns a 1.25% managing interest.

All of the subsidiaries of AGL are included in its consolidated financial statements, which are filed in Part B of this Registration Statement.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 31, 1997, there were 105 owners of Contracts of the class presently offered by this Registration Statement.

ITEM 28.  INDEMNIFICATION

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting in behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances. No indemnification shall be made under section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or (c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article  VII,  section  3,  provides  that,  with  certain   exceptions,   any
indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persns subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer r controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.          PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, American General Securities Incorporated, also acts as principal underwriter for American General Life Insurance Company of New York Separate Account E and American General Life Insurance Company Separate Account A.

     (b) The directors and principal officers of the principal underwriter are:

        NAME AND PRINCIPAL                              POSITION AND OFFICES WITH UNDERWRITER,
        BUSINESS ADDRESS                                AMERICAN GENERAL SECURITIES INCORPORATED
        ------------------                              -----------------------------------------
        F. Paul Kovach, Jr.                             Director & President
        American General Securities
        Incorporated
        2727 Allen Parkway
        Houston, TX 77019

        Robert F. Herbert                               Director & Associate Tax Officer
        American General Life
        2727-A Allen Parkway
        Houston, Texas 77019

        John V. LaGrasse                                Director & Vice President
        American General Life
        2727-A Allen Parkway
        Houston, TX 77019

        Thomas B. Phillips                              Director & Secretary
        American General Life
        2727-A Allen Parkway
        Houston, TX  77019

        Rodney O. Martin, Jr.                           Director
        American General Life
        2727-A Allen Parkway
        Houston, TX 77019

        Fred G. Fram                                    Vice President
        American General Securities
         Incorporated
        2727 Allen Parkway
        Houston, TX  77019


                                     C-15


        Steven A. Glover                                Assistant Secretary
        American General Life
        2727-A Allen Parkway
        Houston, TX  77019

        Carole D. Hlozek                                Administrative Officer
        American General Securities
        Incorporated
        2727 Allen Parkway
        Houston, TX  77019

        J. Andrew Kalbaugh                              Administrative Officer
        American General Securities
        Incorporated
        2727 Allen Parkway
        Houston, TX  77019

        Kenneth D. Nunley                               Associate Tax Officer
        2727-A Allen Parkway
        Houston, TX 77019

        (c)    Not Applicable.

ITEM 30.  LOCATION OF RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can remove to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

AGL represents that the fees and charges deducted under the Contracts that are identified as Contract Form Nos. 91010, 93020, and 93021 (and any state variations thereof, including Form No. 91011), 95020 Rev 896 and 95021 Rev 896 and comprehended by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AGL under the Contracts. AGL bases its representation on its assessment of all of the facts and circumstances, including such relevant factors, as: the nature and extent of such services, expenses and risks; the need for AGL to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of Securities Act Rule 485(b), for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 27th day of May, 1997.

AMERICAN GENERAL LIFE INSURANCE           AMERICAN GENERAL LIFE INSURANCE
  COMPANY SEPARATE ACCOUNT D                         COMPANY
        (Registrant)                               (Depositor)

By: /s/ROBERT F. HERBERT, JR.                By:/s/ROBERT F. HERBERT, JR.
    -------------------------------             -------------------------------
     ROBERT F. HERBERT, JR.                     ROBERT F. HERBERT, JR.
     Senior Vice President of                   Senior Vice President
     American General Life
     Insurance Company

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following officers and directors of American General Life Insurance Company in the capacities and on the dates indicated.

         Signature                          Title                          Date
        -----------                        -------                        ------
 RODNEY O. MARTIN, JR.*            Principal Executive Officer         May 27, 1997
 --------------------------
 (Rodney O. Martin, Jr.)

 ROBERT F. HERBERT, JR.*             Principal Financial and           May 27, 1997
 --------------------------           Accounting Officer
 (Robert F. Herbert, Jr.)


   Directors
 -------------

 ROBERT M. DEVLIN*                                        JOHN V. LaGRASSE*
 --------------------------                               -------------------------
 (Robert M. Devlin)                                       (John V. LaGrasse)

 MICHAEL G. ATNIP*                                        RODNEY O. MARTIN, JR.*
 --------------------------                               -------------------------
(Michael G. Atnip)                                        (Rodney O. Martin, Jr.)

 DAVID A. FRAVEL*                                         JON P. NEWTON*
 --------------------------                               -------------------------
 (David A. Fravel)                                        (Jon P. Newton)

 ROBERT F. HERBERT, JR.*                                  PETER V. TUTERS*
 --------------------------                               -------------------------
 (Robert F. Herbert, Jr.)                                 (Peter V. Tuters)

 /s/STEVEN A. GLOVER
 --------------------------------------
 *By Steven A. Glover, Attorney-in-Fact                   May 27, 1997